UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $440,708 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    20843   454690 SH       SOLE                        0     3855   450835
AT&T INC                       COM              00206R102    20674   725414 SH       SOLE                        0     6495   718919
AUTOMATIC DATA PROCESSING IN   COM              053015103    18060   459086 SH       SOLE                        0     3995   455091
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      386        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    19576     6091 SH       SOLE                        0       48     6043
CANADIAN NATL RY CO            COM              136375102    20377   554323 SH       SOLE                        0     4904   549419
CHEVRON CORP NEW               COM              166764100     7787   105271 SH       SOLE                        0      860   104411
DISNEY WALT CO                 COM DISNEY       254687106    18175   801025 SH       SOLE                        0     6720   794305
EMERSON ELEC CO                COM              291011104    18053   493121 SH       SOLE                        0     4775   488346
EXXON MOBIL CORP               COM              30231G102      235     2950 SH       SOLE                        0        0     2950
FISERV INC                     COM              337738108    20163   554396 SH       SOLE                        0     4805   549591
FRANKLIN RES INC               COM              354613101    16529   259149 SH       SOLE                        0     2210   256939
GENL AMERN INVS PREF B         Preferred B      368802401     2497   114024 SH       SOLE                        0     1710   112314
GENUINE PARTS CO               COM              372460105    21402   565291 SH       SOLE                        0     4790   560501
GRAINGER W W INC               COM              384802104    26053   330459 SH       SOLE                        0     2965   327494
ILLINOIS TOOL WKS INC          COM              452308109    17084   487428 SH       SOLE                        0     4270   483158
JOHNSON & JOHNSON              COM              478160104    21019   351309 SH       SOLE                        0     2855   348454
MCDONALDS CORP                 COM              580135101    15282   245735 SH       SOLE                        0     2400   243335
MCKESSON CORP                  COM              58155Q103    20037   517346 SH       SOLE                        0     4390   512956
MICROSOFT CORP                 COM              594918104    17287   889256 SH       SOLE                        0     7560   881696
NESTLE S A REG B ADR           SPONSORED ADR    641069406     9221   235922 SH       SOLE                        0     4367   231555
NESTLE S A REG ORD             Ordinary         H57312466    11273   288434 SH       SOLE                        0        0   288434
NOKIA CORP                     SPONSORED ADR    654902204    13595   871460 SH       SOLE                        0     8045   863415
NOVARTIS A G                   SPONSORED ADR    66987V109    21824   438581 SH       SOLE                        0     3770   434811
QUALCOMM INC                   COM              747525103      228     6350 SH       SOLE                        0        0     6350
ROCKWELL COLLINS INC           COM              774341101     9170   234592 SH       SOLE                        0     1900   232692
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    17850   492812 SH       SOLE                        0     4290   488522
SCHLUMBERGER LTD               COM              806857108    12440   293892 SH       SOLE                        0     2225   291667
SUNCOR ENERGY INC              COM              867229106    11661   598012 SH       SOLE                        0     5355   592657
SYSCO CORP                     COM              871829107    11927   519902 SH       SOLE                        0     3240   516662